RESTRICTED CASH (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Detailed Information About Restricted Cash [Abstract]
Summary of Restricted Cash
The company’s restricted cash is as follows:

(MILLIONS)	June 30, 2022	December 31, 2021
Operations	$82	$80
Credit obligations	74	67
Development projects	146	50
Total	302	197
Less: non-current	(51)	(51)
Current	$251	$146